LEASES	6 Months Ended
Jun. 30, 2025
Leases
LEASES

11. LEASES

The Group recognized lease assets and lease liabilities related to substantially all of the Group’s lease arrangements in the unaudited interim condensed consolidated financial statements. The Group has operating leases primarily for office and operations space. The Group’s operating lease arrangements have remaining terms of one year to ten years.

The Group’s finance lease represented the lease of the used car retail superstore (the “Superstore”) in Hefei. A subsidiary of the Company, Uxin Hefei entered into a lease and purchase agreement with HCI to lease the Superstore in Hefei with a 10-year lease term with an annual lease payment of RMB147.1 million from September 2023 to September 2032, and further obtained an option to purchase the Superstore at the cost of RMB716.9 million at the end of lease term. The initial direct cost made and the incentive received on or before the lease commencement date were immaterial. On the lease commencement date, the property, plant and equipment for the Superstore amounted RMB1,563.5 million with the estimated useful lives of 50 years, being the present value of the lease payments and the exercise price of the purchase obligation using the implicit rate of return in the finance lease arrangement. The Group commenced the lease of the Superstore in September 2023. As the lease contains an option to purchase the underlying asset which is reasonably certain to be exercised by the Company, it was classified as a finance lease.

In October 2023, Uxin Hefei and HCI mutually agreed that HCI will convert its first-year rental of RMB147.1 million into an investment for the subscription of 12.02% equity interests in Uxin Hefei (Note 15).

UXIN LIMITED

NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

11. LEASES (CONTINUED)

In January 2024 and September 2024, the total lease payments were modified respectively, and the lease liability was remeasured based on the modified lease by discounting the revised lease payments using a revised discount rate at the effective date of the modification. Right-of-us assets and lease liabilities are adjusted down by RMB216.1 million and adjusted up by RMB28.2 million upon the modifications in January 2024 and September 2024, respectively.

In April 2025, Uxin Hefei and HCI mutually agreed that HCI will convert its second-year rental of RMB127.7 million into an investment for the subscription of 8.40% equity interests in Uxin Hefei. According to this agreement signed with HCI, the subsequent settlement of the second-year rental did not constitute any breach or default of the contract as of December 31, 2024.

Supplemental Unaudited Interim Condensed Consolidated Balance Sheets information related to leases were as follows:

	December 31, 2024	June 30, 2025
	RMB	RMB

Operating leases

Right-of-use assets	194,388	187,781
Operating lease liabilities - current	14,563	15,943
Operating lease liabilities - non-current	180,920	175,552
Total operating lease liabilities	195,483	191,495

Finance leases

Right-of-use assets	1,346,728	1,332,908
Finance lease liabilities - current	183,852	57,921
Finance lease liabilities - non-current	1,141,118	1,178,042
Total finance lease liabilities	1,324,970	1,235,963

Supplemental cash flow information related to leases were as follows:

	For the six months ended June 30,
	2024	2025
	RMB	RMB

Operating cash outflows from operating leases	9,483	12,500
Right-of-use assets obtained in exchange for operating lease liabilities	-	6,150
Right-of-use assets obtained in exchange for finance lease liabilities, after modification	-	-

UXIN LIMITED

NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)